NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
The Company's Net income (loss) attributable to non-controlling interests included in the Consolidated statement of income and Non-controlling interests included on the Consolidated balance sheet were as follows:

(millions of Canadian $)	Non-Controlling Interests Ownership at December 31, 2024		Income (Loss) Attributable to Non-Controlling Interests			Non-Controlling Interests
			year ended December 31			at December 31
			2024	2023	2022	2024	2023

Columbia Gas and Columbia Gulf	40%	1	571	143	—	9,844	9,167
Portland Natural Gas Transmission System	nil	1	30	41	37	—	106
Texas Wind Farms	100%	1,2	(29)	(38)	—	168	182
TGNH	13.01%	1	109	—	—	756	—
			681	146	37	10,768	9,455
1    Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
2    Tax equity investors own 100 per cent of the Class A Membership Interests, to which a percentage of earnings, tax attributes and cash flows are allocated. TC Energy owns 100 per cent of the Class B Membership Interests.